Provisions and contingent liabilities - Summary of changes in other provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [abstract]
Beginning of period	R$ 29,308	R$ 19,711	R$ 15,193
Monetary correction	4,449	6,837	4,102
Provision	23,844	8,457	3,499
Reversed	(11,539)	(3,132)	(1,454)
Payments	(2,521)	(2,565)	(1,629)
End of period	R$ 43,541	R$ 29,308	R$ 19,711